Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events

Note 10 – Subsequent Events

Notes Payable Related Party – Material Stockholder greater than 20%

Subsequent to March 31, 2024, the Company executed several two-month (2) notes payable with an aggregate face amount of $495,000, less original issue discounts of $45,000, resulting in net proceeds of $450,000.

These notes are initially due two-months (2) from their issuance dates. If the notes reach maturity and are still outstanding, the notes and related accrued interest will automatically renew for successive two-month (2) periods.

These notes bear interest at 8% for the 1st nine-months (9), then 18% each month thereafter.

In connection with obtaining these notes, the Company also issued 62,400 shares of common stock to the lender, which will be accounted for as a debt discount.

The lender is required to issue in writing any event of default. If an event of default occurs, all outstanding principal and accrued interest will be multiplied by 150% and become immediately due. Additionally, if the Company raises $3,000,000 (debt or equity based), the entire outstanding principal and accrued interest are immediately due.

Finally, in an event of default, the lender has the right to convert any or all of the outstanding principal and accrued interest into common stock equal to the greater of the average VWAP closing price over the ten (10) trading days ending on the date of conversion or $1.75 (the floor price). In the event such a conversion were to occur, which can only happen by default, the Company would evaluate the potential for recording derivative liabilities.

This lender is considered a related party as it is controlled by Michael Farkas, an approximate 20% stockholder in the Company.

See Note 5 for all other related note issuances with his lender.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

NASDAQ – Continued Listing Rule or Standard

As previously disclosed, on August 22, 2023, the Company received a letter from the Listing Qualifications Staff (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Company’s stockholders’ equity did not comply with the minimum $2,500,000 stockholders’ equity requirement for continued listing set forth in Listing Rule 5550(b) (the “Equity Rule”). Upon submission of the Company’s plan to regain compliance, the Staff granted the Company an extension until February 20, 2024 to comply with this requirement.

On February 21, 2024, the Company received a delist determination letter (the “Delist Letter”) from the Staff advising the Company that the Staff had determined that the Company did not meet the terms of the extension. Specifically, the Company did not complete its proposed transaction to regain compliance with the Equity Rule and evidence compliance on or before February 20, 2024. See Form 8-K filed on February 23, 2024.

The Company had requested an appeal for the Staff’s determination. A hearing occurred on May 2, 2024. At the hearing, the Company presented its plan for regaining compliance with the Equity Rule and may request a further extension to complete the execution of its plan. No assurance can be provided that Nasdaq will ultimately accept the Company’s plan or that the Company will ultimately regain compliance with the Equity Rule.

Change in Authorized Shares

On June 14, 2024, the Company amended its certificate of incorporation to increase its authorized shares of common stock from 50,000,000 to 500,000,000 shares.

Reverse Stock Split

On June 19, 2024, the Company’s Board of Directors authorized a 1:2.5 reverse stock split. As a result, all share and per share amounts have been retroactively restated to the earliest period presented in the accompanying consolidated financial statements.

Note 12 – Subsequent Events

Notes Payable Related Party – Material Stockholder greater than 20%

Subsequent to December 31, 2023, the Company executed several two-month (2) notes payable with an aggregate face amount of $1,070,000, less original issue discounts of $100,000, resulting in net proceeds of $970,000.

These notes are initially due two-months (2) from their issuance dates. If the notes reach maturity and are still outstanding, the notes and related accrued interest will automatically renew for successive two-month (2) periods.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

These notes bear interest at 8% for the 1st nine-months (9), then 18% each month thereafter.

In connection with obtaining these notes, the Company also issued 156,000 shares of common stock to the lender, which will be accounted for as a debt discount.

The lender is required to issue in writing any event of default. If an event of default occurs, all outstanding principal and accrued interest will be multiplied by 150% and become immediately due. Additionally, if the Company raises $3,000,000 (debt or equity based), the entire outstanding principal and accrued interest are immediately due.

Finally, in an event of default, the lender has the right to convert any or all of the outstanding principal and accrued interest into common stock equal to the greater of the average VWAP closing price over the ten (10) trading days ending on the date of conversion or $1.75 (the floor price). In the event such a conversion were to occur, which can only happen by default, the Company would evaluate the potential for recording derivative liabilities.

This lender is considered a related party as it is controlled by Michael Farkas, an approximate 20% stockholder in the Company.

See Note 5 for all other related note issuances with his lender.

NASDAQ – Continued Listing Rule or Standard

As previously disclosed, on August 22, 2023, the Company received a letter from the Listing Qualifications Staff (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Company’s stockholders’ equity did not comply with the minimum $2,500,000 stockholders’ equity requirement for continued listing set forth in Listing Rule 5550(b) (the “Equity Rule”). Upon submission of the Company’s plan to regain compliance, the Staff granted the Company an extension until February 20, 2024 to comply with this requirement.

On February 21, 2024, the Company received a delist determination letter (the “Delist Letter”) from the Staff advising the Company that the Staff had determined that the Company did not meet the terms of the extension. Specifically, the Company did not complete its proposed transaction to regain compliance with the Equity Rule and evidence compliance on or before February 20, 2024.

The Company has requested an appeal for the Staff’s determination. The hearing has been scheduled for May 2, 2024. At the hearing, the Company intends to present its plan for regaining compliance with the Equity Rule and may request a further extension to complete the execution of its plan. No assurance can be provided that Nasdaq will ultimately accept the Company’s plan or that the Company will ultimately regain compliance with the Equity Rule.

See Form 8-K filed on February 23, 2024.

Change in Authorized Shares

On June 14, 2024, the Company amended its certificate of incorporation to increase its authorized shares of common stock from 50,000,000 to 500,000,000 shares.

Reverse Stock Split

On June 19, 2024, the Company’s Board of Directors authorized a 1:2.5 reverse stock split. As a result, all share and per share amounts have been retroactively restated to the earliest period presented in the accompanying consolidated financial statements.

Next NRG Holding Corp [Member]
Subsequent Events

Note 9 – Subsequent Events

Subsequent to March 31, 2024, the Company had the following subsequent events:

Note Receivable – EZFL

The Company advanced $1,100,000 to EZFL. These notes receivable had an original issue discount of $100,000, resulting in net cash advanced of $1,000,000.

All advances made to EZFL mature 2 months from the issuance date. The notes are automatically renewable for 2 month periods until repaid. The notes bear interest at 8% for the first nine (9) months outstanding, then increase to 18%. These advances are unsecured and considered short term. None of the advances are in default.

Note 8 – Subsequent Events

In 2024, the Company purchased Stat-EI Inc, a microgrid technology company for $5.5 million in the form of cash and a 7% promissory note to the shareholders of Stat-EI Inc in the amount of $3,700,000. The note is due on May 24, 2024.

On March 1, 2024, Next Charging LLC was reincorporated in Nevada as a C-Corporation and changed its name to NextNRG Holding Corp. (“NextNRG” or “the Company”).